Deferred Acquisition Costs ("DAC"), Value Of Business Acquired ("VOBA") And Other Intangible Assets (Estimated Net Amortization Of VOBA For Next Five Years) (Details) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2011
Deferred Acquisition Costs ("DAC"), Value of Business Acquired ("VOBA") and Other Intangible Assets [Abstract]
2012	$ 9.2
2013	8.3
2014	8.2
2015	8.3
2016	$ 6.2